Accounts Receivables - Concessions (Details 2) - Bonus From The Grant Of Concession Agreements Under The Quota System [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Beginning Balance	R$ 792,741	R$ 766,832
Transfers to electricity grid use charges - customers	(91,737)	(88,461)
Interest (Note 30.1)	120,800	114,370
End Balance	R$ 821,804	R$ 792,741